2024 Transformation Initiative (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve
Provision for income taxes		$ (442)	$ (343)	$ (405)
2024 Transformation Initiative
Restructuring Cost and Reserve
Cash payments		156
2024 Transformation Initiative liabilities		130	$ 0
Currency and other		5
Provision for income taxes		(118)
2024 Transformation Initiative | Charges for workforce reductions and other cash exit costs
Restructuring Cost and Reserve
Restructuring Charges		291
2024 Transformation Initiative | After Tax
Restructuring Cost and Reserve
Restructuring Charges		339
2024 Transformation Initiative | Before Tax
Restructuring Cost and Reserve
Restructuring Charges	[1]	457
Restructuring and Related Cost, Expected Cost		1,500
Nonoperating expense		1
2024 Transformation Initiative | Before Tax | Marketing, Research and General Expenses
Restructuring Cost and Reserve
Restructuring Charges		228
Other exit costs		112
Charges for workforce reductions		116
2024 Transformation Initiative | Before Tax | Cost of Sales
Restructuring Cost and Reserve
Restructuring Charges		144
Other exit costs		10
Charges for workforce reductions		69
2024 Transformation Initiative | Before Tax | Cost of Sales | Asset write-offs
Restructuring Cost and Reserve
Restructuring Charges		27
2024 Transformation Initiative | Before Tax | Cost of Sales | Incremental depreciation
Restructuring Cost and Reserve
Incremental depreciation		38
2024 Transformation Initiative | Before Tax | Other (income) and expense, net(a)
Restructuring Cost and Reserve
Restructuring Charges	[2]	84
North America | 2024 Transformation Initiative
Restructuring Cost and Reserve
Restructuring Charges		147
International Personal Care (IPC) | 2024 Transformation Initiative
Restructuring Cost and Reserve
Restructuring Charges		$ 187
Maximum | 2024 Transformation Initiative
Restructuring Cost and Reserve
Expected Number of Positions Eliminated		5.00%
Minimum | 2024 Transformation Initiative
Restructuring Cost and Reserve
Expected Number of Positions Eliminated		4.00%

[1]	We do not include 2024 Transformation Initiative charges within our segment operating results. Total impact of these charges to the NA and IPC segments would have been $147 and $187, respectively, for the year ended December 31, 2024, with the residual relating to Corporate & Other. See further discussion around our segment operating results in Note 16
[2]	Other (income) and expense, net includes losses recognized for the exit of certain businesses and markets as part of the 2024 Transformation Initiative.